Item 1. Report to Shareholders

T. Rowe Price Equity Income Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
(Unaudited)

                                For a share outstanding throughout each period
               ----------------------------------------------------------------

Equity
Income
Class          6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00    12/31/99
NET ASSET
VALUE

Beginning
of period      $  20.19   $  16.36   $  19.17   $  19.55   $  18.73   $  19.25

Investment
activities

Net investment
income
(loss)             0.14       0.30       0.29       0.28       0.37       0.38

Net realized and
unrealized gain
(loss)             0.76       3.83      (2.79)     (0.02)      1.95       0.33


Total from
investment
activities         0.90       4.13      (2.50)      0.26       2.32       0.71

Distributions

Net investment
income            (0.13)     (0.30)     (0.29)     (0.28)     (0.37)     (0.38)

Net realized
gain              (0.10)        --      (0.02)     (0.36)     (1.13)     (0.85)

Total
distributions     (0.23)     (0.30)     (0.31)     (0.64)     (1.50)     (1.23)

NET ASSET
VALUE

End of period  $  20.86   $  20.19   $  16.36   $  19.17   $  19.55    $  18.73
               ----------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^        4.49%       25.50%  (13.12)%    1.46%    13.05%      3.72%

Ratio of total
expenses to
average net
assets               0.85%!       0.85%     0.85%    0.85%     0.85%      0.85%

Ratio of net
investment
income (loss)
to average
net assets           1.37%!       1.73%     1.66%    1.50%     1.98%      1.90%

Portfolio
turnover
rate                 17.3%!       12.7%     17.1%    17.2%     38.7%      32.6%

Net assets,
end of
period
(in thousands)  $1,123,461   $1,051,180  $753,065 $775,573  $645,106   $595,433

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                                 ----------------------------------------------

Equity Income-II Class             6 Months            Year             4/30/02
                                      Ended           Ended             Through
                                    6/30/04        12/31/03            12/31/02

NET ASSET VALUE

Beginning
of period                          $  20.17        $  16.35            $  19.43

Investment
activities

  Net investment
  income                               0.11            0.24                0.21

  Net realized and
  unrealized gain
  (loss)                               0.76            3.84               (3.08)

Total from
investment
activities                             0.87            4.08               (2.87)

Distributions

  Net investment
  income                               (0.11)         (0.26)              (0.21)

  Net realized gain                    (0.10)            --                  --

  Total distributions                  (0.21)         (0.26)              (0.21)

NET ASSET VALUE

End of period                       $  20.83       $  20.17            $  16.35
                                    -------------------------------------------

Ratios/Supplemental Data

Total return!^                         4.34%          25.17%            (14.79)%

Ratio of total expenses to
average net assets                     1.10%!          1.10%              1.10%!

Ratio of net investment
income (loss) to average
net assets                             1.13%!          1.54%              2.15%!

Portfolio turnover rate                17.3%!          12.7%              17.1%!

Net assets, end of period
(in thousands)                    $  104,706       $  56,676             $  672

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                              Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


COMMON STOCKS 94.6%


CONSUMER DISCRETIONARY  17.2%


Automobiles  0.4%

Ford Motor                                         294,800      $         4,614

                                                                          4,614

Distributors  0.9%

Genuine Parts                                      282,350               11,204

                                                                         11,204

Hotels, Restaurants & Leisure  2.5%

Hilton                                             444,100                8,287

McDonald's                                         437,200               11,367

Starwood Hotels &
    Resorts Worldwide                              237,905               10,670

                                                                         30,324

Household Durables  2.0%

Fortune Brands                                     144,000               10,862

Newell Rubbermaid                                  559,900               13,157

                                                                         24,019

Leisure Equipment & Products  2.0%

Eastman Kodak                                      418,400               11,288

Hasbro                                             178,100                3,384

Mattel                                             578,500               10,558

                                                                         25,230

Media  7.6%

Comcast, Class A *                                 471,863               13,226

Disney                                             553,600               14,111

Dow Jones                                          264,400               11,925

Knight-Ridder                                      131,900                9,497

New York Times, Class A                            337,500               15,090

Time Warner *                                      867,200               15,245

Viacom, Class B                                    417,500               14,913

                                                                         94,007

Multiline Retail  0.5%

May Department Stores                              220,100                6,050

                                                                          6,050

Specialty Retail  1.3%

Home Depot                                         316,200               11,130

Toys "R" Us *                                      316,600                5,044

                                                                         16,174

Total Consumer Discretionary                                            211,622


CONSUMER STAPLES  5.9%


Food & Staples Retailing  0.0%

Winn-Dixie                                          19,500                  140

                                                                            140

Food Products  2.6%

Campbell Soup                                      394,500               10,604

ConAgra                                            158,500                4,292

General Mills                                      201,300                9,568

Unilever GDS (EUR)                                 113,300                7,743

                                                                         32,207

Household Products  2.1%

Clorox                                             123,400                6,636

Colgate-Palmolive                                  121,900                7,125

Kimberly-Clark                                     180,100               11,865

                                                                         25,626

Tobacco  1.2%

Altria Group                                       142,300                7,122

UST                                                204,600                7,366

                                                                         14,488

Total Consumer Staples                                                   72,461


ENERGY  10.4%


Energy Equipment & Services  0.9%

Baker Hughes                                        91,400                3,441

Schlumberger                                       112,500                7,145

                                                                         10,586

Oil & Gas  9.5%

Amerada Hess                                       258,100               20,439

Anadarko Petroleum                                 158,200                9,271

BP ADR                                             237,796               12,739

ChevronTexaco                                      237,076               22,311

El Paso Energy                                     369,400                2,911

Exxon Mobil                                        542,622               24,098

Marathon Oil                                        79,500                3,008

Royal Dutch Petroleum ADS                          334,900               17,304

Unocal                                             118,500                4,503

                                                                        116,584

Total Energy                                                            127,170


FINANCIALS  18.1%


Capital Markets  2.9%

Charles Schwab                                     394,200                3,788

Federated Investors, Class B                        78,700                2,388

Janus Capital Group                                121,700                2,007

Mellon Financial                                   316,700                9,289

Morgan Stanley                                     235,700               12,438

Northern Trust                                     125,000                5,285

                                                                         35,195

Commercial Banks  5.8%

Bank of America                                    248,320               21,013

Bank of Ireland (EUR)                              122,700                1,638

Bank One                                           337,327               17,204

Mercantile Bankshares                              137,850                6,454

National City                                      172,300                6,032

SunTrust                                           158,200               10,281

Wells Fargo                                        101,860                5,830

Wilmington Trust                                    76,200                2,836

                                                                         71,288

Consumer Finance  1.0%

American Express                                   236,600               12,156

                                                                         12,156

Diversified Financial Services  1.5%

Citigroup                                          183,364                8,526

J.P. Morgan Chase                                  262,570               10,180

                                                                         18,706

Insurance  5.7%

Chubb                                              124,400                8,482

Lincoln National                                   211,247                9,981

Marsh & McLennan                                   378,700               17,185

SAFECO                                             278,900               12,272

Saint Paul Companies                               323,046               13,096

UnumProvident                                      577,600                9,184

                                                                         70,200

Real Estate  0.5%

Simon Property Group, REIT                         121,636                6,255

                                                                          6,255

Thrifts & Mortgage Finance  0.7%

Fannie Mae                                         127,200                9,077

                                                                          9,077

Total Financials                                                        222,877


HEALTH CARE  9.5%


Biotechnology  0.6%

MedImmune *                                        314,000                7,348

                                                                          7,348

Health Care Equipment & Supplies  1.0%

Baxter International                               363,000               12,527

                                                                         12,527

Health Care Providers & Services  0.9%

CIGNA                                              165,000               11,354

                                                                         11,354

Pharmaceuticals  7.0%

Abbott Laboratories                                181,800                7,410

Bristol-Myers Squibb                               717,700               17,583

Johnson & Johnson                                  296,500               16,515

Merck                                              434,500               20,639

Schering-Plough                                    496,800                9,181

Wyeth                                              394,300               14,258

                                                                         85,586

Total Health Care                                                       116,815


INDUSTRIALS & BUSINESS SERVICES  13.8%


Aerospace & Defense  4.7%

Honeywell International                            579,700               21,234

Lockheed Martin                                    238,900               12,442

Raytheon                                           347,600               12,434

Rockwell Collins                                   335,900               11,192

                                                                         57,302

Commercial Services & Supplies  1.3%

Dun & Bradstreet *                                  97,400                5,251

Waste Management                                   362,072               11,097

                                                                         16,348

Electrical Equipment  2.5%

Cooper Industries, Class A                         242,667               14,417

Emerson Electric                                    94,800                6,024

Hubbell, Class B                                    38,400                1,794

Rockwell Automation                                215,100                8,068

                                                                         30,303

Industrial Conglomerates  2.1%

GE                                                 795,300               25,768

                                                                         25,768

Machinery  0.8%

Pall                                               358,600                9,392

                                                                          9,392

Road & Rail  2.0%

Norfolk Southern                                   332,000                8,805

Union Pacific                                      278,100               16,533

                                                                         25,338

Trading Companies & Distributors  0.4%

W. W. Grainger                                      79,900                4,594

                                                                          4,594

Total Industrials & Business Services                                   169,045


INFORMATION TECHNOLOGY  4.2%


Communications Equipment  1.7%

Lucent Technologies *                              863,800                3,265

Motorola                                           655,600               11,965

Nokia ADR                                          372,400                5,415

                                                                         20,645

Computer & Peripherals  1.0%

Hewlett-Packard                                    554,836               11,707

                                                                         11,707

Semiconductor & Semiconductor Equipment  0.4%

Agere Systems, Class A *                           112,247                  258

Texas Instruments                                  202,500                4,897

                                                                          5,155

Software  1.1%

Microsoft                                          472,700               13,500

                                                                         13,500

Total Information Technology                                             51,007


MATERIALS  6.2%


Chemicals  3.1%

Dow Chemical                                       275,400               11,209

DuPont                                             238,200               10,581

Great Lakes Chemical                               211,100                5,712

Hercules *                                         358,000                4,364

International
    Flavors & Fragrances                           180,000                6,732

                                                                         38,598

Construction Materials  0.1%

Vulcan Materials                                    39,700                1,888

                                                                          1,888

Metals & Mining  1.2%

Alcoa                                              155,800                5,146

Nucor                                              122,900                9,434

                                                                         14,580

Paper & Forest Products  1.8%

International Paper                                314,353               14,052

MeadWestvaco                                       256,700                7,544

                                                                         21,596

Total Materials                                                          76,662


TELECOMMUNICATION SERVICES  5.3%


Diversified Telecommunication Services  5.3%

Alltel                                             219,900               11,131

AT&T                                               311,640                4,559

Qwest Communications
  International *                                2,546,800                9,143

SBC Communications                                 457,568               11,096

Sprint                                             677,700               11,928

Verizon Communications                             478,342               17,311

Total Telecommunication Services                                         65,168


UTILITIES  4.0%


Electric Utilities  1.6%

FirstEnergy                                        199,420                7,460

Teco Energy                                         97,100                1,164

TXU                                                258,100               10,456

                                                                         19,080

Gas Utilities  0.7%

NiSource                                           443,500                9,145

                                                                          9,145

Multi-Utilities & Unregulated Power  1.7%

Constellation Energy Group                         236,500                8,963

Duke Energy                                        578,000               11,728

                                                                         20,691

Total Utilities                                                          48,916

Total Common Stocks
(Cost  $1,020,577)                                                    1,161,743


CONVERTIBLE PREFERRED STOCKS  0.4%


Ford Motor Company
  Capital Trust II                                  43,000                2,355

UnumProvident *!!@                                 114,700                2,845

Total Convertible Preferred Stocks
(Cost  $5,017)                                                            5,200


CONVERTIBLE BONDS  0.4%


Lucent Technologies
  8.00%, 8/1/31                                  5,035,000                5,674

Total Convertible Bonds
(Cost  $5,454)                                                            5,674


SHORT-TERM INVESTMENTS  4.5%


Money Market Fund  4.5%

T. Rowe Price Reserve Investment
  Fund, 1.16% #                                 54,933,912               54,934

Total Short-Term Investments
(Cost  $54,934)                                                          54,934

Total Investments in Securities

99.9% of Net Assets
(Cost $1,085,982)                                            $        1,227,551
                                                             ------------------

(1)  Denominated in U.S dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total value of such securities at period end amounts to $2,845 and represents 0.2% of net assets.

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

ADR  American Depository Receipts

ADS  American Depository Shares

EUR  Euro

GDS  Global Depository Shares

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
(Cost $1,085,982)                                           $         1,227,551

Other assets                                                              5,184

Total assets                                                          1,232,735

Liabilities

Total liabilities                                                         4,568

NET ASSETS                                                  $         1,228,167
                                                            -------------------

Net Assets Consist of:

Undistributed net investment income (loss)                  $               395

Undistributed net realized gain (loss)                                   10,990

Net unrealized gain (loss)                                              141,569

Paid-in-capital applicable to 58,885,826 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    1,075,213


NET ASSETS                                                  $         1,228,167
                                                           -------------------
NET ASSET VALUE PER SHARE

Equity Income Class
($1,123,461,189/53,859,079
shares outstanding)                                         $             20.86
                                                            -------------------

Equity Income-II Class
($104,705,521/5,026,747
shares outstanding)                                         $             20.83
                                                            -------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income
  Dividend                                                 $             12,524

  Interest                                                                  325

  Securities lending                                                         14

  Total income                                                           12,863

Expenses
  Investment management and administrative expense                        4,924

  Rule 12B-1 fees - Equity Income-II Class                                   98

  Total Expenses                                                          5,022

Net investment income (loss)                                              7,841

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             11,155

  Foreign currency transactions                                             (17)

  Net realized gain (loss)                                               11,138

  Change in net unrealized gain (loss) on securities                     31,516

Net realized and unrealized gain (loss)                                  42,654


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                      $            50,495
                                                            -------------------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment
  income (loss)                            $         7,841      $        15,055

  Net realized
  gain (loss)                                       11,138               15,755

  Change in net
  unrealized
  gain (loss)                                       31,516              181,366

  Increase (decrease)
  in net assets
  from operations                                   50,495              212,176

Distributions to shareholders
  Net investment income

    Equity Income Class                             (6,958)             (14,793)

    Equity Income-II Class                            (488)                (428)

  Net realized gain

    Equity Income Class                             (5,344)                  --

    Equity Income-II Class                            (381)                  --

  Decrease in net assets from distributions        (13,171)             (15,221)

Capital share transactions *
  Shares sold

    Equity Income Class                            101,065              187,127

    Equity Income-II Class                          52,833               52,936

  Distributions reinvested

    Equity Income Class                             12,302               14,793

    Equity Income-II Class                             869                  428

  Shares redeemed

    Equity Income Class                            (75,916)             (93,846)

    Equity Income-II Class                          (8,166)              (4,274)

Increase (decrease) in
net assets from capital
share transactions                                  82,987              157,164

Net Assets

Increase (decrease) during period                  120,311              354,119

Beginning of period                              1,107,856              753,737

End of period                              $     1,228,167      $     1,107,856
                                           ------------------------------------


(Including undistributed net investment income of $395 at 6/30/04 and $0 at 12/31/03)

Statement of Changes in Net Assets
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

*Share information
 Shares sold

  Equity Income Class                                4,912               10,703

  Equity Income-II Class                             2,572                2,989

Distributions reinvested

  Equity Income Class                                  603                  827

  Equity Income-II Class                                43                   23

Shares redeemed

  Equity Income Class                               (3,709)              (5,505)

  Equity Income-II Class                              (398)                (243)

Increase (decrease)
in shares outstanding                                4,023                8,794

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Income Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


Note 1 - Significant Accounting Policies

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Equity Income Portfolio original share class (Equity Income Class), offered since March 31, 1994, and Equity Income Portfolio-II (Equity Income-II class), offered since April 30, 2002. Equity Income-II shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sales price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
Equity Income-II pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $165,665,000 and $96,406,000, respectively, for the six months ended June 30, 2004.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,085,982,000. Net unrealized gain aggregated $141,569,000 at period-end, of which $201,014,000 related to appreciated investments and $59,445,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $891,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $284,000.

T. Rowe Price Equity Income Portfolio
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Equity Income Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004